Commitments (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Capital Commitments Relating to Property Development Projects and Investments
The Group had the following capital commitments relating to property development projects and investments:

	As at 31 December 2020 RMB million	As at 31 December 2019 RMB million
Contracted, but not provided for
Investments	78,954	64,866
Property, plant and equipment	3,063	3,941

Total	82,017	68,807

Future Minimum Rentals Receivable under Non-cancellable Operating Leases
As lessor, the future minimum rentals receivable under
non-cancellable
operating leases are as follows:

	As at 31 December 2020 RMB million	As at 31 December 2019 RMB million
Not later than one year	768	578
Later than one year but not later than five years	1,526	1,133
Later than five years	193	231

Total	2,487	1,942